Capital and funding - Summary of Consolidated Statement of Changes in Equity: Analysis of Other Reserves (Details) € / shares in Units, € in Millions	1 Months Ended	11 Months Ended		12 Months Ended
	Dec. 31, 2020 EUR (€) £ / shares	Nov. 28, 2020 £ / shares	Nov. 28, 2020 € / shares	Dec. 31, 2021 EUR (€)		Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of reserves within equity [line items]
Fair value reserves - see following table	€ 250			€ 502		€ 250	€ 110
Currency retranslation of group companies - see following table	(7,068)			(6,043)		(7,068)	(4,712)
Adjustment on translation of PLC's ordinary capital	0			0		0	(148)
Capital redemption reserve	21			21		21	37
Book value of treasury shares - see following table	(483)			(388)		(483)	(703)
Repurchase of shares				(3,018)	[1]	0	0
Other	(202)			(284)		(202)	(158)
Other reserves	€ (7,482)			€ (9,210)		€ (7,482)	€ (5,574)
Unilever PLC
Disclosure of reserves within equity [line items]
Conversion rate for ordinary shares nominal value | (per share)	€ 1	£ 1	€ 1.121

[1]	Repurchase of shares reflects the cost of acquiring ordinary shares as part of the share buyback programme announced on 29 April 2021.